Financial risk management - Liquidity Risk (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Financial risk management
Cash and bank balances	$ 33,902,000	$ 9,326,000	$ 793,000
Net current liabilities	51,634,000	12,670,000
Trade and other payables	13,455,000	1,841,000	637,000
Collateral payables	10,941,000	14,414,000
Lease liabilities	1,636,000	750,000
Amount due to related parties	48,031,000	9,980,000	26,875,000
Liabilities due to customers	61,351,000	71,523,000	13,867,000
Derivative financial liabilities	316,000	1,576,000	20,000
Financial liabilities	135,730,000	100,084,000	41,399,000
Trade and other payables	13,455,000	1,841,000	637,000
Collateral payables	10,941,000	14,414,000
Lease liabilities	1,589,000	715,000
Amount due to related parties	48,031,000	9,980,000	26,875,000
Liabilities due to customers	61,351,000	71,523,000	13,867,000
Derivative financial liabilities	316,000	1,576,000	20,000
Carrying amount	135,683,000	100,049,000	41,399,000
On demand or within 1 year
Financial risk management
Trade and other payables	13,408,000	1,841,000	637,000
Collateral payables	10,941	14,414
Lease liabilities	904,000	250,000
Amount due to related parties	48,031,000	9,980,000	26,875,000
Liabilities due to customers	61,351,000	71,523,000	13,867,000
Derivative financial liabilities	316	1,576	20
Financial liabilities	134,951,000	99,584,000	$ 41,399,000
Within 2 to 5 years
Financial risk management
Trade and other payables	47,000
Lease liabilities	732,000	500,000
Financial liabilities	$ 779,000	$ 500,000